SCHEDULE OF STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		$ 7,676,005	$ 6,873,507	$ (425,456)	$ 14,549,512	$ (111,334)	$ 5,828,978	$ 236,586
Total comprehensive income (loss)		7,567,254		(281,428)	14,331,576	226,101	6,198,016	(61,423)
Comprehensive income (loss) attributable to noncontrolling interests		(43,385)		27,409	(36,117)	24,788	39,812	43
Comprehensive income (loss) attributable to FDCTech shareholders		$ 7,610,639		$ (308,837)	$ 14,367,693	$ 201,313	6,158,204	(61,466)
Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Comprehensive income (loss) attributable to noncontrolling interests								(672,245)
Originally Reported [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)								69,069
Foreign currency translation adjustment	[1]							53,270
Total comprehensive income (loss)								122,339
Comprehensive income (loss) attributable to noncontrolling interests								(43,178)
Comprehensive income (loss) attributable to FDCTech shareholders								165,517
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)			$ 3,587
Total comprehensive income (loss)							699,749	(370,790)
Comprehensive income (loss) attributable to noncontrolling interests							26,444	65,628
Comprehensive income (loss) attributable to FDCTech shareholders							$ 673,305	(436,418)
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)								167,516
Foreign currency translation adjustment	[1]							(351,279)
Total comprehensive income (loss)								(183,762)
Comprehensive income (loss) attributable to noncontrolling interests								43,221
Comprehensive income (loss) attributable to FDCTech shareholders								(226,983)
Restated [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)								236,586
Foreign currency translation adjustment	[1]							(298,009)
Total comprehensive income (loss)								(61,423)
Comprehensive income (loss) attributable to noncontrolling interests								43
Comprehensive income (loss) attributable to FDCTech shareholders								$ (61,466)

[1]	The $(351,279) aggregate adjustment to the OCI — foreign currency translation line and the $(183,762) aggregate adjustment to the Total comprehensive income line reflect the combined effect of corrections made by LAO Professionals to the foreign currency translation of the Company’s foreign subsidiaries. Adjustment H has no effect on consolidated net income, total current assets, total current liabilities, working capital, or cash flows for fiscal 2024.